Intangible Assets, net	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net
Note 11 — Intangible Assets, net
The Company records amortization expense on a straight-line basis over the life of the identifiable intangible assets related to an acquisition in September 2020. For the years ended December 31, 2024 and 2023, amortization expense of $2.0 million and $2.0 million, respectively, was recognized. As of December 31, 2024 and 2023, intangible assets net of accumulated amortization was $9.7 million and $11.7 million, respectively.
As of December 31, 2024 and 2023, intangible assets and the related accumulated amortization, weighted-average remaining life and future amortization expense are as follows (in thousands):

	December 31, 2024
	Weighted-Average Remaining Life (Years)	Original Amount	Accumulated Amortization	Net Total
Customer Lists	5.8	$13,028	$(5,537)	$7,491
Trademarks and tradenames	5.8	3,501	(1,488)	2,013
Non-compete agreements	0.8	1,505	(1,279)	226
Total intangible assets, net		$18,034	$(8,304)	$9,730

	December 31, 2023
	Weighted-Average Remaining Life (Years)	Original Amount	Accumulated Amortization	Net Total
Customer Lists	6.8	$13,028	$(4,234)	$8,794
Trademarks and tradenames	6.8	3,501	(1,138)	2,363
Non-compete agreements	1.8	1,505	(978)	527
Total intangible assets, net		$18,034	$(6,350)	$11,684

December 31, 2024
2025	$1,879
2026	1,653
2027	1,653
2028	1,653
2029	1,653
Thereafter	1,239
Total future amortization expense	$9,730
Note 11 — Intangible Assets, net
The Company records amortization expense on a straight-line basis over the life of the identifiable intangible assets related to an acquisition in September 2020. For the three months ended September 30, 2025 and 2024, amortization expense of $0.5 million and for the nine months ended September 30, 2025 and 2024, amortization expense of $1.5 million was recognized. As of September 30, 2025 and December 31, 2024, intangible assets net of accumulated amortization was $8.3 million and $9.7 million, respectively.
As of September 30, 2025, intangible assets and the related accumulated amortization, weighted-average remaining life and future amortization expense are as follows (in thousands):

	September 30, 2025
	Weighted-Average	Original	Accumulated	Net
	Remaining Life (Years)	Amount	Amortization	Total
Customer Lists	5.0	$13,028	$(6,514)	$6,514
Trademarks and tradenames	5.0	3,501	(1,750)	1,751
Non-compete agreements	0.0	1,505	(1,505)	—
Total intangible assets, net		$18,034	$(9,769)	$8,265

	December 31, 2024
	Weighted-Average	Original	Accumulated	Net
	Remaining Life (Years)	Amount	Amortization	Total
Customer Lists	5.8	$13,028	$(5,537)	$7,491
Trademarks and tradenames	5.8	3,501	(1,488)	2,013
Non-compete agreements	0.8	1,505	(1,279)	226
Total intangible assets, net		$18,034	$(8,304)	$9,730

Total
2025	$412
2026	1,653
2027	1,653
2028	1,653
2029	1,653
Thereafter	1,241
Total future amortization expense	$8,265